Consolidated Statements of Cash Flows	12 Months Ended
	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2023 HKD ($)
Cash flows from operating activities:
Net income	$ 6,248,511	$ 803,159	$ 5,262,779	$ 6,027,651
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property and equipment	3,103	399	2,380	1,387
Amortization of right-of-use assets-operating lease	281,376	36,167	302,870	304,824
Provision for credit losses	1,140	147	106,946	266,728
Deferred tax (benefit) expense	5,319	684	65,745	(17,326)
Change in operating assets and liabilities
Accounts receivable	(913,301)	(117,392)	(812,366)	2,256,528
Other receivables	(15,996)	(2,056)	(13,946)	(230,529)
Prepaid expenses	6,850	880	5,963	(53,667)
Deposits, noncurrent	4,983	640	150	19,345
Accrued expenses and other payables	(140,342)	(18,039)	222,322	134,579
Income tax payable	824,046	105,920	56,621	827,740
Amounts from related parties				26,012
Deferred revenue	(47,507)	(6,106)	26,065	21,430
Operating lease obligation	(281,376)	(36,167)	(302,870)	(304,824)
Net cash provided by operating activities	5,976,806	768,236	4,922,659	9,279,878
Cash flow from investing activities:
Purchase of computer equipment	(28,909)	(3,716)		(11,899)
Net cash used in investing activities	(28,909)	(3,716)		(11,899)
Cash flow from financing activities:
Deferred IPO costs	(1,145,325)	(147,216)	(5,845,071)	(3,936,449)
Dividend payments	(4,680,000)	(600,000)	(7,830,000)
Net cash used in financing activities	(5,825,325)	(747,216)	(13,675,071)	(3,936,449)
Effect of exchange rate change on cash and cash equivalents	(1,302)	(1,716)	(13,634)	12,562
Change in cash and cash equivalents	121,270	15,588	(8,766,046)	5,344,092
Cash and cash equivalents, beginning of the year	2,706,452	347,877	11,472,498	6,128,406
Cash and cash equivalents, end of the year	2,827,722	363,465	2,706,452	11,472,498
Supplemental cash flow information
Cash paid for income tax	521,802	67,070	1,409,045	51,432
Cash paid for interest expense
Non-cash transaction in investing activities
Right-of-use assets obtained in exchange of lease liabilities			$ 529,700